SHARE OPTIONS AND WARRANTS (Details - narratives)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE OPTIONS AND WARRANTS
Weighted average remaining contractual life of options and warrants	102 months	29 months
Estimated percentage of exercisable shares on enlarged share capital	2.00%	11.00%